VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—0.9%
Brazil—0.9%
Petroleo Brasileiro S.A., 12.780%	99,500	$ 659
Total Preferred Stock (Identified Cost $680)		659

Common Stocks—100.9%
Belgium—2.8%
KBC Group N.V.	8,734	694
Warehouses De Pauw CVA	48,783	1,300
		1,994

Brazil—3.2%
Vale S.A.	193,100	2,257
Canada—7.4%
Agnico Eagle Mines Ltd.	16,615	1,339
Brookfield Corp.	13,257	704
Franco-Nevada Corp.	5,775	718
RB Global, Inc.	14,162	1,140
TC Energy Corp.	14,624	695
Toronto-Dominion Bank (The)	10,902	689
		5,285

Cayman Islands—0.5%
PDD Holdings, Inc. ADR(1)	2,916	393
China—19.8%
Alibaba Group Holding Ltd.	276,746	3,916
ANTA Sports Products Ltd.	141,281	1,717
China Merchants Bank Co., Ltd. Class A	153,600	823
ENN Energy Holdings Ltd.	48,095	371
JD.com, Inc. Class A	182,543	3,924
Tencent Holdings Ltd.	52,191	2,985
Zhejiang Dingli Machinery Co., Ltd. Class A	45,200	382
		14,118

Denmark—1.4%
Novo Nordisk A/S Class B	8,422	990
France—2.9%
BioMerieux	5,681	680
Dassault Aviation S.A.	3,219	663
L’Oreal S.A.	724	324
LVMH Moet Hennessy Louis Vuitton SE	489	375
		2,042

India—2.8%
HDFC Bank Ltd. ADR	32,300	2,021
	Shares	Value

Israel—0.6%
Nice Ltd.(1)	2,541	$ 442
Italy—1.9%
FinecoBank Banca Fineco SpA	79,028	1,353
Japan—12.7%
Daiichi Sankyo Co., Ltd.	11,300	370
MonotaRO Co., Ltd.	157,546	2,628
Nippon Paint Holdings Co., Ltd.	434,526	3,318
Shionogi & Co., Ltd.	45,500	650
Sony Group Corp.	109,200	2,111
		9,077

Mexico—0.8%
Grupo Financiero Banorte SAB de C.V. Class O	85,800	611
Netherlands—7.9%
ASML Holding N.V.	2,589	2,149
Euronext N.V.	20,714	2,247
IMCD N.V.	3,313	575
NN Group N.V.	13,647	680
		5,651

Norway—1.7%
Aker BP ASA	28,964	621
Equinor ASA	24,630	622
		1,243

Saudi Arabia—0.9%
Saudi Arabian Oil Co.	90,997	657
Singapore—1.0%
DBS Group Holdings Ltd.	23,120	684
South Africa—2.3%
Naspers Ltd. Class N	6,653	1,615
South Korea—4.1%
Samsung Electronics Co., Ltd.	47,629	2,240
SK Hynix, Inc.	5,410	722
		2,962

Spain—1.8%
Banco Bilbao Vizcaya Argentaria S.A.	63,773	689
Repsol S.A.	44,068	581
		1,270

Sweden—2.6%
Evolution AB	19,187	1,886
Taiwan—2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	60,539	1,831
	Shares	Value

United Arab Emirates—1.7%
Emirates NBD Bank PJSC	124,071	$ 685
First Abu Dhabi Bank PJSC	135,992	509
		1,194

United Kingdom—10.9%
Anglogold Ashanti plc	23,102	614
AstraZeneca plc	4,864	754
Barclays plc	227,128	682
Halma plc	19,746	688
LivaNova plc(1)	14,054	738
Segro plc	118,301	1,382
Standard Chartered plc	275,309	2,919
		7,777

United States—6.6%
Allegion plc	4,286	625
American Tower Corp.	4,253	989
Digital Realty Trust, Inc.	4,506	729
NextEra Energy, Inc.	28,353	2,397
		4,740

Total Common Stocks (Identified Cost $62,330)		72,093

Total Long-Term Investments—101.8% (Identified Cost $63,010)		72,752

TOTAL INVESTMENTS—101.8% (Identified Cost $63,010)		$72,752
Other assets and liabilities, net—(1.8)%		(1,291)
NET ASSETS—100.0%		$71,461

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	19%
Japan	12
United Kingdom	11
Netherlands	8
Canada	7
Other	43
Total	100%
† % of total investments as of September 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$659	$659
Common Stocks	72,093	72,093
Total Investments	$72,752	$72,752
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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